Short-Term and Long-Term Loans (Details) ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2022 CNY (¥)	May 31, 2021 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 CAD ($)	Jul. 31, 2022 GBP (£)	Jan. 19, 2022 CNY (¥)	Jan. 19, 2022 USD ($)	Aug. 31, 2021 GBP (£)	Aug. 31, 2021 CAD ($)	May 31, 2021 GBP (£)	Jan. 31, 2021 CNY (¥)	Apr. 30, 2020 CAD ($)
Short-Term and Long-Term Loans (Details) [Line Items]
Repaid amount								¥ 580,750
Bank deposit pledged			¥ 180,000
Annual interest rate			8.37%
Interest free loan amount | $											$ 40
Agricultural Bank of China [Member]
Short-Term and Long-Term Loans (Details) [Line Items]
Banking facility agreement, amount													¥ 871,000
Drew down amount				¥ 871,000
Repaid amount				290,250
Bank deposit pledged								¥ 646,040	$ 100,000
China Merchants Bank [Member]
Short-Term and Long-Term Loans (Details) [Line Items]
Principal amount of debt	¥ 156,300	¥ 195,384					£ 19,480					£ 22,000
Annual interest rate	1.40%	1.50%
Principal amount			¥ 149,239	¥ 173,004	£ 18,600					£ 19,480
Maturity date				May 16, 2022
Subsidiary of Common Parent [Member]
Short-Term and Long-Term Loans (Details) [Line Items]
Interest free loan amount			¥ 633			$ 120								$ 80